Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	£ 8,944,000	£ 13,754,000
Property, plant and equipment, end of period	6,472,000	8,944,000	£ 13,754,000
Property plant and equipment held under finance leases	0	0
Depreciation and impairment [Abstract]
Depreciation charge for the year	4,304,000	5,511,000	6,446,000
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	42,463,000	41,913,000
Additions	1,787,000	1,008,000
Transfers	0	0
Effect of foreign currency translation	93,000	(53,000)
Disposals	(138,000)	(405,000)
Property, plant and equipment, end of period	44,205,000	42,463,000	41,913,000
Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	33,519,000	28,159,000
Depreciation charge for the year	4,304,000	5,511,000
Effect of foreign currency translation	48,000	(40,000)
Disposals	(138,000)	(111,000)
Property, plant and equipment	37,733,000	33,519,000	28,159,000
Leasehold Properties and Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	5,461,000	7,975,000
Property, plant and equipment, end of period	3,472,000	5,461,000	7,975,000
Leasehold Properties and Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	15,645,000	15,810,000
Additions	60,000	0
Transfers	0	59,000
Effect of foreign currency translation	72,000	7,000
Disposals	0	(231,000)
Property, plant and equipment, end of period	15,777,000	15,645,000	15,810,000
Leasehold Properties and Improvements [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	10,184,000	7,835,000
Depreciation charge for the year	2,083,000	2,386,000
Effect of foreign currency translation	38,000	4,000
Disposals	0	(41,000)
Property, plant and equipment	12,305,000	10,184,000	7,835,000
Plant and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	3,467,000	5,659,000
Property, plant and equipment, end of period	2,644,000	3,467,000	5,659,000
Plant and Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	26,802,000	25,983,000
Additions	1,345,000	933,000
Transfers	42,000	85,000
Effect of foreign currency translation	21,000	(60,000)
Disposals	(138,000)	(139,000)
Property, plant and equipment, end of period	28,072,000	26,802,000	25,983,000
Plant and Equipment [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	23,335,000	20,324,000
Depreciation charge for the year	2,221,000	3,125,000
Effect of foreign currency translation	10,000	(44,000)
Disposals	(138,000)	(70,000)
Property, plant and equipment	25,428,000	23,335,000	20,324,000
Assets under Construction [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	16,000	120,000
Property, plant and equipment, end of period	356,000	16,000	120,000
Assets under Construction [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	16,000	120,000
Additions	382,000	75,000
Transfers	(42,000)	(144,000)
Effect of foreign currency translation	0	0
Disposals	0	(35,000)
Property, plant and equipment, end of period	356,000	16,000	120,000
Assets under Construction [Member] | Depreciation and Impairment [Member]
Depreciation and impairment [Abstract]
Property, plant and equipment	0	0
Depreciation charge for the year	0	0
Effect of foreign currency translation	0	0
Disposals	0	0
Property, plant and equipment	£ 0	£ 0	£ 0